                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000


Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     JOHN MCSTAY INVESTMENT COUNSEL L.P.


Address: 5949 Sherry Lane

         Dallas, Texas 75225


Form 13F File Number:  28-3463



The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Matthews

Title:  Attorney-in-Fact

Phone:  (212)770-7000



Signature, Place, and Date of Signing:


/s/Edward E. Matthews               New York, New York         August 14, 2000
-------------------------------     -----------------------    ---------------
(Signature)                         (City, State)              (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    Form 13F File Number              Name

    28-219                            AMERICAN INTERNATIONAL GROUP, INC.